Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 18,609,249	$ 1,928,474	$ 4,308,821
Prepaid expenses	90,005	234,551	242,853
Deferred offering costs	238,804	757,646
Receivable from related parties	164,515	152,524	44,805
Total current assets	19,102,573	3,073,195	4,596,479
Prepaid expenses, long-term	129,454		184,934
Property and equipment, net	15,399	11,502	15,667
Deposit	87,638		15,000
Total assets	19,335,064	3,084,697	4,812,080
Current liabilities
Accounts payable	907,538	582,605	68,668
Accrued expenses	1,893,438	1,055,515
Total current liabilities	2,800,976	1,638,120	68,668
Deferred rent			9,642
Total liabilities		1,638,120	78,310
Commitments and Contingencies (see Note 7)
Stockholders’ equity
Preferred stock, $0.00001 par value, 10,000,000 shares authorized at March 31, 2022 and December 31, 2021
Series Seed: 0 and 1,150,000 shares designated at March 31, 2022 and December 31, 2021, respectively; 0 and 1,146,138 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively; $0 and $15.4 million aggregate liquidation preference at March 31, 2022 and December 31, 2021, respectively		11	11
Common stock, $0.00001 par value, 250,000,000 shares authorized at March 31, 2022 and December 31, 2021; 11,048,587 and 3,200,000 shares outstanding at March 31, 2022 and December 31, 2021, respectively	110	32	32
Additional paid-in-capital	24,561,309	7,403,204	7,273,063
Accumulated deficit	(8,027,331)	(5,956,670)	(2,539,336)
Total stockholders’ equity	16,534,088	1,446,577	4,733,770
Total liabilities and stockholders’ equity	$ 19,335,064	$ 3,084,697	$ 4,812,080